Summary of Significant Accounting Policies (Policies)	0 Months Ended
Apr. 15, 2013
Summary of Significant Accounting Policies
Basis of Presentation	Basis of Presentation The balance sheet has been prepared by management in accordance with generally accepted accounting principles.
Start Up Costs

Start Up Costs

        Start up costs incurred will be expensed. Costs related to the Offering and related formation transactions have been incurred by our predecessor. Upon successful completion of the Offering, such costs will be reimbursed from the proceeds of the Offering.